CONTINGENT RISKS AND COMMITMENTS	12 Months Ended
Dec. 31, 2024
CONTINGENT RISKS AND COMMITMENTS [Abstract]
CONTINGENT RISKS AND COMMITMENTS
18	CONTINGENT RISKS AND COMMITMENTS

a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Contingent credits – indirect loans (b)
Guarantees and standby letters	19,557,938	17,737,645
Import and export letters of credit	2,581,383	2,313,970
Sub-total, Note 7(b)	22,139,321	20,051,615

Responsibilities under credit line agreements (c)	85,269,774	87,091,701
Total	107,409,095	107,143,316

The reference values of transactions with derivative financial instruments are recorded in accounts outside the consolidated statement of financial position in the committed currency, as presented in Note 12(c).

b)
In the normal course of their business, the Group’s banking Subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.

Credit risk for contingent credits is defined as the possibility of sustaining a loss because one of the parties to a financial instrument fails to comply with the terms of the contract. The risk of credit losses is represented by the contractual amounts specified in the related contracts. The Group applies the same credit policies in making contingent commitments and other obligations as it does for on-balance sheet instruments (Note 7(a)), including the requirement to obtain collateral when it is deemed necessary.

Collateral held varies, but may include deposits in financial institutions, securities or other assets. Many of the contingent transactions reach maturity without any performance being required; therefore, the total committed amounts do not necessarily represent future cash requirements.

c)	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.